Property and Equipment - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 72,561	$ 57,181
Less: Accumulated depreciation	(31,221)	(24,651)
Property and equipment, net	$ 41,340	32,530
Satellites
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Total property and equipment	$ 52,977	43,716
Satellites under construction
Property, Plant and Equipment [Line Items]
Total property and equipment	15,010	10,558
Other property and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 4,574	$ 2,907
Other property and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	3 years
Other property and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life	10 years